Financial Assets and Liabilities - Summary of Movements of Consolidated Mark-to-Market Gains (Losses) (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Information About Credit Exposures Designated As Measured At Fair Value Through Profit Or Loss [Abstract]
Net mark-to-market gains (losses) at beginning of the year	₱ 514	₱ (871)
Gains on derivative financial instruments (Note 4)	724	1,539	₱ 781
Effective portion recognized in the profit or loss for the cash flow hedges	(55)	(371)
Net fair value gains (losses) on cash flow hedges charged to other comprehensive income	(411)	76
Settlements, interest expense and others	(535)	141
Net mark-to-market gains at end of the year	₱ 237	₱ 514	₱ (871)